Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)		Common Stock [Member]	Common Stock [Member] Common Class A [Member] Murphy Canyon Acquisition Corp [Member]	Common Stock [Member] Common Class B [Member] Murphy Canyon Acquisition Corp [Member]	Common Stock [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Murphy Canyon Acquisition Corp [Member]	Retained Earnings [Member]	Retained Earnings [Member] Murphy Canyon Acquisition Corp [Member]	Retained Earnings [Member] Previously Reported [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Previously Reported [Member]	Total	Murphy Canyon Acquisition Corp [Member]	Murphy Canyon Acquisition Corp [Member] Over-Allotment Option [Member]	Common Class A [Member] Murphy Canyon Acquisition Corp [Member]	Previously Reported [Member]
Beginning balance, value at Dec. 31, 2020								$ (2,220,000)			$ (144,000)		$ (2,364,000)
Beginning balance, shares at Dec. 31, 2020		1,000
Foreign currency translation adjustment													79,000
Net income (loss)								(3,657,000)					(3,657,000)				$ (3,657,000)
Foreign currency translation adjustment													(79,000)
Foreign currency translation adjustment											79,000		79,000
Ending balance, value at Dec. 31, 2021				$ 331			$ 24,669	(5,877,000)	$ (4,381)	$ (5,877,000)	(65,000)	$ (65,000)	(5,942,000)	$ 20,619			(5,942,000)
Ending balance, shares at Dec. 31, 2021		1,000		3,306,250
Beginning balance, value at Oct. 18, 2021
Beginning balance, shares at Oct. 18, 2021
Net income (loss)									(4,381)					(4,381)
Sale of Private Placement Units, net of offering costs	[1],[2]			$ 331			24,669							25,000
Sale of private placement units, net of offering costs	[1],[2]			3,306,250
Ending balance, value at Dec. 31, 2021				$ 331			24,669	(5,877,000)	(4,381)	(5,877,000)	(65,000)	(65,000)	(5,942,000)	20,619			(5,942,000)
Ending balance, shares at Dec. 31, 2021		1,000		3,306,250
Adjusted Balances, beginning of period at Dec. 31, 2021	[3]	$ 3,000						(5,880,000)			(65,000)		(5,942,000)
Beginning balance, shares at Dec. 31, 2021		32,313,215
Net income (loss)									(253,536)					(253,536)
Sale of Private Placement Units, net of offering costs			$ 75				7,520,275							7,520,350
Sale of private placement units, net of offering costs			754,000
Remeasurement of Class A common stock subject to possible redemption							(29,462,487)		(2,818,567)					(32,281,054)
Proceeds allocated to Public Warrants, net of offering costs							21,917,543							21,917,543
Ending balance, value at Mar. 31, 2022			$ 75	$ 331					(3,076,484)					(3,076,078)
Ending balance, shares at Mar. 31, 2022			754,000	3,306,250
Beginning balance, value at Dec. 31, 2021				$ 331			24,669	(5,877,000)	(4,381)	(5,877,000)	(65,000)	(65,000)	(5,942,000)	20,619			(5,942,000)
Beginning balance, shares at Dec. 31, 2021		1,000		3,306,250
Adjusted Balances, beginning of period at Dec. 31, 2021	[3]	$ 3,000						(5,880,000)			(65,000)		(5,942,000)
Beginning balance, shares at Dec. 31, 2021		32,313,215
Net income (loss)														(371,075)
Ending balance, value at Jun. 30, 2022			$ 75	$ 331				(6,737,000)	(3,295,789)		596,000		(6,141,000)	(3,295,383)
Ending balance, shares at Jun. 30, 2022		1,000	754,000	3,306,250
Beginning balance, value at Dec. 31, 2021				$ 331			24,669	(5,877,000)	(4,381)	(5,877,000)	(65,000)	(65,000)	(5,942,000)	20,619			(5,942,000)
Beginning balance, shares at Dec. 31, 2021		1,000		3,306,250
Adjusted Balances, beginning of period at Dec. 31, 2021	[3]	$ 3,000						(5,880,000)			(65,000)		(5,942,000)
Beginning balance, shares at Dec. 31, 2021		32,313,215
Retroactive application of Merger		$ 3,000				(3,000)
Beginning balance, shares		32,312,215
Reclassification of additional paid-in-capital						(3,000)		3,000
Foreign currency translation adjustment											1,269,000		1,269,000				1,244,000
Net income (loss)								(1,816,000)					(1,816,000)				(1,600,000)
Reclassification of additional paid-in capital**						3,000		(3,000)
Foreign currency translation adjustment											(1,269,000)		(1,269,000)				(1,244,000)
Ending balance, value at Sep. 30, 2022		$ 3,000						(7,696,000)			1,204,000		(6,489,000)				(6,298,000)
Ending balance, shares at Sep. 30, 2022		32,313,215
Beginning balance, value at Dec. 31, 2021				$ 331			24,669	(5,877,000)	(4,381)	(5,877,000)	(65,000)	(65,000)	(5,942,000)	20,619			(5,942,000)
Beginning balance, shares at Dec. 31, 2021		1,000		3,306,250
Adjusted Balances, beginning of period at Dec. 31, 2021	[3]	$ 3,000						(5,880,000)			(65,000)		(5,942,000)
Beginning balance, shares at Dec. 31, 2021		32,313,215
Foreign currency translation adjustment													753,000
Net income (loss)									398,639	(4,887,000)			(4,887,000)	398,639			(4,887,000)
Sale of Private Placement Units, net of offering costs			$ 75				7,520,275							7,520,350
Sale of private placement units, net of offering costs		1,000	754,000												1,725,000
Foreign currency translation adjustment													(753,000)
Foreign currency translation adjustment												753,000					753,000
Proceeds allocated to Public Warrants, net of offering costs							21,917,543							21,917,543
Remeasurement of Class A common stock subject to possible redemption upon IPO							(29,462,487)		(2,818,567)					(32,281,054)
Remeasurement of Class A shares to redemption value									(1,876,183)					(1,876,183)
Ending balance, value at Dec. 31, 2022			$ 75	$ 331				(10,764,000)	(4,300,492)	(10,764,000)	675,000	688,000	(10,089,000)	(4,300,086)			(10,076,000)
Ending balance, shares at Dec. 31, 2022		2,000	754,000	3,306,250
Beginning balance, value at Mar. 31, 2022			$ 75	$ 331					(3,076,484)					(3,076,078)
Beginning balance, shares at Mar. 31, 2022			754,000	3,306,250
Net income (loss)									(117,539)					(117,539)
Remeasurement of Class A common stock subject to possible redemption									(101,766)					(101,766)
Ending balance, value at Jun. 30, 2022			$ 75	$ 331				(6,737,000)	(3,295,789)		596,000		(6,141,000)	(3,295,383)
Ending balance, shares at Jun. 30, 2022		1,000	754,000	3,306,250
Adjusted Balances, beginning of period at Jun. 30, 2022	[3]	$ 3,000						(6,740,000)			596,000		(6,141,000)
Beginning balance, shares at Jun. 30, 2022		32,313,215
Retroactive application of Merger		$ 3,000				(3,000)
Beginning balance, shares		32,312,215
Reclassification of additional paid-in-capital	[4]					3,000		(3,000)
Foreign currency translation adjustment											608,000		608,000
Net income (loss)								(956,000)					(956,000)
Reclassification of additional paid-in capital**	[4]					(3,000)		3,000
Foreign currency translation adjustment											(608,000)		(608,000)
Ending balance, value at Sep. 30, 2022		$ 3,000						(7,696,000)			1,204,000		(6,489,000)				(6,298,000)
Ending balance, shares at Sep. 30, 2022		32,313,215
Beginning balance, value at Dec. 31, 2022			$ 75	$ 331				(10,764,000)	(4,300,492)	(10,764,000)	675,000	688,000	(10,089,000)	(4,300,086)			(10,076,000)
Beginning balance, shares at Dec. 31, 2022		2,000	754,000	3,306,250
Adjusted Balances, beginning of period at Dec. 31, 2022	[3]	$ 6,000						(10,770,000)			675,000		(10,089,000)
Beginning balance, shares at Dec. 31, 2022	[3]	64,626,430
Net income (loss)									120,269					120,269
Remeasurement of Class A common stock subject to possible redemption									(158,900)					(158,900)
Accrued excise tax on January 24, 2023 redemptions									(1,140,683)					(1,140,683)
Remeasurement of Class A shares to redemption value														(114,068,280)
Ending balance, value at Mar. 31, 2023			$ 75	$ 331					(5,479,806)					(5,479,400)
Ending balance, shares at Mar. 31, 2023			754,000	3,306,250
Beginning balance, value at Dec. 31, 2022			$ 75	$ 331				(10,764,000)	(4,300,492)	(10,764,000)	675,000	688,000	(10,089,000)	(4,300,086)			(10,076,000)
Beginning balance, shares at Dec. 31, 2022		2,000	754,000	3,306,250
Adjusted Balances, beginning of period at Dec. 31, 2022	[3]	$ 6,000						(10,770,000)			675,000		(10,089,000)
Beginning balance, shares at Dec. 31, 2022	[3]	64,626,430
Net income (loss)														$ (223,442)
Remeasurement of Class A shares to redemption value																$ (114,068,280)
Stock surrendered and forfeited during period shares														11,037,272
Ending balance, value at Jun. 30, 2023			$ 75	$ 331				(15,064,000)	(6,070,611)		29,000		(15,035,000)	$ (6,070,205)
Ending balance, shares at Jun. 30, 2023		2,000	754,000	3,306,250
Beginning balance, value at Dec. 31, 2022			$ 75	$ 331				(10,764,000)	(4,300,492)	$ (10,764,000)	675,000	$ 688,000	(10,089,000)	(4,300,086)			$ (10,076,000)
Beginning balance, shares at Dec. 31, 2022		2,000	754,000	3,306,250
Adjusted Balances, beginning of period at Dec. 31, 2022	[3]	$ 6,000						(10,770,000)			675,000		(10,089,000)
Beginning balance, shares at Dec. 31, 2022	[3]	64,626,430
Retroactive application of Merger		$ 6,000				(6,000)
Beginning balance, shares		64,624,430
Reclassification of additional paid-in-capital	[5]					(6,000)		6,000
Foreign currency translation adjustment											36,000		36,000
Net income (loss)								(2,314,000)					(2,314,000)
Reclassification of additional paid-in capital**	[5]					6,000		(6,000)
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date (Note 3)						3,685,000							$ 3,685,000
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date, shares		373,570											373,570
Merger, net of redemptions (Note 3)		$ 1,000				(13,559,000)							$ (13,558,000)
Business Combination, net of redemptions, shares		4,118,316
Sale of Private Placement Units, net of offering costs						19,779,000							19,779,000
Sale of private placement units, net of offering costs		2,000,000
Issuance of Conduit Pharmaceuticals Inc. common stock to Cizzle Biotechnology Holding PLC						151,000							151,000
Issuance of Conduit Pharmaceuticals Inc. common stock to Cizzle Biotechnology Holding PLC, shares		395,460
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the Merger (Note 3)
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the transaction, shares		1,300,000
Reduction of excise tax liability associated with the Merger (Note 3)						1,141,000							1,141,000
Capital contribution - related party						150,000							150,000
Stock-based compensation						10,000							10,000
Reclassification of additional paid-in-capital	[4]					6,000		(6,000)
Foreign currency translation adjustment											(36,000)		(36,000)
Ending balance, value at Sep. 30, 2023		$ 7,000				11,351,000		(13,078,000)			639,000		(1,081,000)
Ending balance, shares at Sep. 30, 2023		72,813,776
Beginning balance, value at Mar. 31, 2023			$ 75	$ 331					(5,479,806)					(5,479,400)
Beginning balance, shares at Mar. 31, 2023			754,000	3,306,250
Net income (loss)									(343,711)					(343,711)
Remeasurement of Class A common stock subject to possible redemption									(247,094)					(247,094)
Ending balance, value at Jun. 30, 2023			$ 75	$ 331				(15,064,000)	$ (6,070,611)		29,000		(15,035,000)	$ (6,070,205)
Ending balance, shares at Jun. 30, 2023		2,000	754,000	3,306,250
Adjusted Balances, beginning of period at Jun. 30, 2023	[3]	$ 6,000						(15,070,000)			29,000		(15,035,000)
Beginning balance, shares at Jun. 30, 2023	[3]	64,626,430
Retroactive application of Merger		$ 6,000				(6,000)
Beginning balance, shares		64,624,430
Reclassification of additional paid-in-capital	[4],[5]					6,000		(6,000)
Foreign currency translation adjustment											610,000		610,000
Net income (loss)								1,986,000					1,986,000
Reclassification of additional paid-in capital**	[4],[5]					(6,000)		6,000
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date (Note 3)						3,685,000							3,685,000
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date, shares		373,570
Merger, net of redemptions (Note 3)		$ 1,000				(13,559,000)							(13,558,000)
Business Combination, net of redemptions, shares		4,118,316
Sale of Private Placement Units, net of offering costs						19,779,000							19,779,000
Sale of private placement units, net of offering costs		2,000,000
Issuance of Conduit Pharmaceuticals Inc. common stock to Cizzle Biotechnology Holding PLC						151,000							151,000
Issuance of Conduit Pharmaceuticals Inc. common stock to Cizzle Biotechnology Holding PLC, shares		395,460
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the Merger (Note 3)
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the transaction, shares		1,300,000
Reduction of excise tax liability associated with the Merger (Note 3)						1,141,000							1,141,000
Capital contribution - related party						150,000							150,000
Stock-based compensation						10,000							10,000
Foreign currency translation adjustment											(610,000)		(610,000)
Ending balance, value at Sep. 30, 2023		$ 7,000				$ 11,351,000		$ (13,078,000)			$ 639,000		$ (1,081,000)
Ending balance, shares at Sep. 30, 2023		72,813,776

[1]	Includes an aggregate of up to 431,250 shares of Common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).
[3]	Shares of legacy common stock have been retroactively restated to give effect to the Merger.
[4]	Reclassification is made as additional paid-in capital cannot be presented as a negative for either its beginning or ending balance.
[5]	Reclassification is made as the impact of the retroactive application of the Merger can be shown as a reduction to additional paid-in capital during the period as presenting the reduction does not result in additional paid-in capital being presented as a negative for its ending balance.